Annual Fund Operating Expenses - Invesco Emerging Markets Sovereign Debt ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%